Statement of cash flows - Schedule of reconciliation of profit before tax to cash generated from operation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flow
Operating profit	£ 3,027	£ 2,861	£ 2,682	£ 2,323	£ 1,884
Share of results of joint ventures and associates	(44)	(43)	(46)
Amortisation of acquired intangible assets	248	258	279
Amortisation of internally developed intangible assets	352	364	330
Amortisation of pre-publication cost	89	77	76
Depreciation of property, plant and equipment	26	34	43
Depreciation of right-of-use assets	37	50	65
Share based remuneration	63	66	56
Total non-cash items	815	849	849
Increase in inventories and pre-publication costs	(101)	(83)	(90)
(Increase)/decrease in receivables	14	(173)	(24)
(Decrease)/increase in payables	24	110	(1)
Increase in working capital	(63)	(146)	(115)
Cash generated from operations	£ 3,735	£ 3,521	£ 3,370	£ 3,061	£ 2,476